Receivables (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Receivables (Details) [Line Items]
Customer receivables	$ 46,592
Accounts receivable	$ 6,100
Allowance for doubtful accounts description	As of December 31, 2021, accounts receivable consists of customer receivables of $90,808 (net an allowance for doubtful accounts of $11,500) and GST receivable of $32,809.
GST [Member]
Receivables (Details) [Line Items]
Accounts receivable	$ 14,157